Balances and Transactions with Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CHNC [member]
Disclosure of transactions between related parties [line items]
Purchase of gas and crude oil	$ 442	$ 424	$ 208
Net balance payable	$ 46	$ 29	$ 77
Proportion of explotation concession of Loma Campana	50.00%
CDNC and CHNC [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest	100.00%